DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Fair value gain (loss)	$ (20,085)	$ 184,809
Exchange/prepayment options
Disclosure of detailed information about financial instruments [line items]
Fair value gain (loss)	$ (2,630)	$ 175,848
Exchange/prepayment options | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, expected life	9 years 9 months